787 Seventh Avenue
New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 2, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock FundsSM – BlackRock Multi-Manager Alternatives Fund
Post-Effective Amendment No. 362 to Registration Statement on Form N-1A
Securities Act File No. 33-26305
Investment Company Act File No. 811-05742

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of BlackRock FundsSM (the “Registrant”), Post-Effective Amendment No. 362 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A with respect to the BlackRock Multi-Manager Alternatives Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a) to add disclosure regarding the prior performance of a comparable fund in accordance with the harmonization rules adopted by the Commodity Futures Trading Commission for operators of registered investment companies that are subject to registration as commodity pool operators. The Amendment also responds to staff comments on Post-Effective Amendment No. 314, which was filed on October 11, 2013 to add the Fund as a new series of the Registrant.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8510.

Very truly yours,

/s/ Anthony Geron
Anthony Geron

cc:	Ben Archibald, Esq. Tricia Meyer, Esq. Gregory Daddario, Esq. Maria Gattuso, Esq.

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